Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks, including reserve requirements of $7,472 at 12/31/17 and $6,075 at 12/31/16	$ 53,186	$ 53,613
Interest-bearing deposits	4,118	16,481
Cash and cash equivalents	57,304	70,094
Investment securities available for sale	229,321	249,946
Other investments	1,830	2,635
Total securities	231,151	252,581
Mortgage loans held for sale	857	5,709
Loans	759,764	723,811
Less allowance for loan losses	(6,366)	(7,550)
Net loans	753,398	716,261
Premises and equipment, net	19,911	16,452
Cash surrender value of life insurance	15,552	14,952
Other real estate	118	283
Accrued interest receivable and other assets	13,875	11,659
Total assets	1,092,166	1,087,991
Deposits:
Non-interest bearing demand	285,406	271,851
NOW, MMDA & savings	498,445	477,054
Time, $250,000 or more	18,756	26,771
Other time	104,345	117,242
Total deposits	906,952	892,918
Securities sold under agreements to repurchase	37,757	36,434
FHLB borrowings	0	20,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	10,863	10,592
Total liabilities	976,191	980,563
Commitments (Note 10)
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,995,256 shares at December 31, 2017 and 5,417,800 shares at December 31, 2016	62,096	44,187
Retained earnings	50,286	60,254
Accumulated other comprehensive income	3,593	2,987
Total shareholders' equity	115,975	107,428
Total liabilities and shareholders' equity	$ 1,092,166	$ 1,087,991